Note 14 - Financial Instruments (Details Textual) - CAD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 1,292,042	$ 1,127,418	$ 1,672,465	$ 1,212,778	$ 697,984	$ 442,489
Current Trade and Grants Receivable	1,188,781			973,852
Current prepayments and other receivable	107,184			168,932
Total current liabilities	475,023			$ 459,006
Currency risk [member]
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	117,624	76,990
Total cash and cash equivalents	1,292,042
Current Trade and Grants Receivable	1,188,781
Current prepayments and other receivable	107,184
Total current liabilities	475,021
Liquidity risk [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 1,188,781	$ 983,235